Submission	Jun. 17, 2025
Submission [Line Items]
Central Index Key	0001129137
Registrant Name	AMERICA MOVIL SAB DE CV/
Registration File Number	333-287731
Form Type	F-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES